INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 1,340,641	$ 1,409,316
Goods in process	2,158,745	2,312,068
Finished goods	837,118	947,768
Goods in transit	536,159	479,248
Obsolescence allowance	(122,152)	(200,024)
Inventories, net	$ 4,750,511	$ 4,948,376	$ 3,470,215	$ 3,908,305